KEY MANAGEMENT PERSONNEL	12 Months Ended
Dec. 31, 2021
Disclosure of transactions between related parties [abstract]
KEY MANAGEMENT PERSONNEL [Text Block]

21. KEY MANAGEMENT PERSONNEL

The Company's key management personnel are comprised of the CEO, the CFO, the Chief Technology Officer and other members of the executive team. Executive officers participate in the Company's stock option program (see Note 11.A.i). Directors and officers of the Company control approximately 20.80% of the voting shares of the Company. Key management personnel compensation for the period consistent of the following:

	Year Ended
	December 31, 2021	December 31, 2020
Salaries and Benefits	1,476	849
Consultancy	270	44
Stock-based Compensation	2,412	947
Compensation Expenses Related to Management	4,158	1,840